Selling, General and Administrative expenses	12 Months Ended
Dec. 31, 2023
Selling, General and Administrative expenses
Selling, General and Administrative expenses

23.Selling, General and Administrative expenses

Selling, general and administrative expenses consist primarily of payroll and personnel related costs, and spending related to finance, information technology and human resource functions. Other general and administrative expenses include travel expenses, professional services fees, audit fees, insurance costs and general corporate expenses, including facilities-related expenses.

	For the year ended December 31
(in EUR 000)	2023	2022	2021
Staff costs	8,738	7,811	3,718
Consulting and contractors’ fees	6,801	4,526	6,550
Legal fees	776	1,033	402
Rent	317	440	247
Facilities	209	226	149
Depreciation and amortization expense	1,042	914	710
IT	1,190	517	363
Travel	934	1,097	332
Insurance fees	985	1,504	915
Recruitment	207	245	581
Other	488	542	745
Total selling, general and administrative expenses	21,687	18,855	14,712

Selling, General and Administrative expenses increased by €2.8 million, or 15.0 % from €18.9 million for the year ended December 31, 2022 to €21.7 million for the year ended December 31, 2023 mainly due to an increase of costs to support the commercialization of Genio® system in Europe, scale up of the Company and also due to €0.5 million related to the start of a new ERP implementation. This increase was partly offset by decrease in insurance and legal fees.

Selling, General and Administrative expenses increased by €4.1 million, or 28.2 % from €14.7 million for the year ended December 31, 2021 to €18.9 million for the year ended December 31, 2022 mainly due to an increase of costs to support the commercialization of Genio® system in Europe, scale up of the Company and transaction costs for an amount of €494,000 related to the shelf registration and “at-the-market” offering (the “ATM”). This was offset by a decrease in consulting and contractors fees that includes variable compensations for an amount of €1.9 million for the year ended December 31, 2021 related to a cash-settled share based payment transaction.